Quarterly Holdings Report
for

Fidelity® China Region Fund

July 31, 2019

HKC-QTLY-0919
1.804836.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
COMMUNICATION SERVICES - 16.4%
Diversified Telecommunication Services - 1.7%
China Unicom Ltd.	20,936,000	$20,397,010
Entertainment - 1.5%
DouYu International Holdings Ltd. ADR (a)	807,500	7,889,275
NetEase, Inc. ADR	44,400	10,248,408
		18,137,683
Interactive Media & Services - 13.2%
58.com, Inc. ADR (b)	45,000	2,537,100
Momo, Inc. ADR	396,700	13,475,899
Tencent Holdings Ltd.	3,101,100	144,489,469
		160,502,468

TOTAL COMMUNICATION SERVICES		199,037,161

CONSUMER DISCRETIONARY - 25.3%
Automobiles - 1.3%
BYD Co. Ltd. (A Shares)	788,097	6,354,959
SAIC Motor Corp. Ltd. (A Shares)	2,454,735	8,808,220
		15,163,179
Diversified Consumer Services - 2.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	209,100	21,811,221
TAL Education Group ADR (b)	407,200	13,111,840
		34,923,061
Hotels, Restaurants & Leisure - 0.9%
Galaxy Entertainment Group Ltd.	935,000	6,364,824
SJM Holdings Ltd.	886,000	961,822
Summit Ascent Holdings Ltd. (b)	22,708,000	3,637,622
		10,964,268
Household Durables - 1.1%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,254,010	9,973,046
Haier Electronics Group Co. Ltd.	1,629,000	3,828,613
		13,801,659
Internet & Direct Marketing Retail - 17.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	754,800	130,663,428
Ctrip.com International Ltd. ADR (b)	387,800	15,116,444
JD.com, Inc. sponsored ADR (b)	526,737	15,754,704
Meituan Dianping Class B	2,195,688	17,754,744
Pinduoduo, Inc. ADR (a)	929,000	20,688,830
Secoo Holding Ltd. ADR (b)	831,689	6,645,195
		206,623,345
Media - 0.5%
iQIYI, Inc. ADR (a)(b)	352,700	6,556,693
Textiles, Apparel & Luxury Goods - 1.6%
Samsonite International SA (c)	6,212,100	12,163,850
Tapestry, Inc.	245,441	7,591,490
		19,755,340

TOTAL CONSUMER DISCRETIONARY		307,787,545

CONSUMER STAPLES - 2.0%
Beverages - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	105,145	14,748,766
Food & Staples Retailing - 0.2%
President Chain Store Corp.	250,000	2,401,359
Household Products - 0.6%
C&S Paper Co. Ltd. (A Shares)	3,382,652	6,594,555

TOTAL CONSUMER STAPLES		23,744,680

ENERGY - 2.1%
Energy Equipment & Services - 1.9%
China Oilfield Services Ltd. (H Shares)	17,392,000	19,619,593
Yantai Jereh Oilfield Services (A Shares)	966,517	3,717,923
		23,337,516
Oil, Gas & Consumable Fuels - 0.2%
PetroChina Co. Ltd. (H Shares)	4,384,000	2,325,291

TOTAL ENERGY		25,662,807

FINANCIALS - 18.3%
Banks - 7.7%
BOC Hong Kong (Holdings) Ltd.	930,000	3,543,670
China Construction Bank Corp. (H Shares)	55,877,000	42,898,494
Dah Sing Banking Group Ltd.	3,656,800	6,358,788
Dah Sing Financial Holdings Ltd.	864,400	3,875,799
E.SUN Financial Holdings Co. Ltd.	8,474,671	7,050,248
Industrial & Commercial Bank of China Ltd. (H Shares)	44,569,000	29,930,165
		93,657,164
Capital Markets - 0.4%
Yantai China Pet Foods Co. Ltd. ELS (UBS AG London Bank Warrant Program) Class A warrants 4/27/20 (b)(c)	1,870,613	4,913,067
Consumer Finance - 0.8%
360 Finance, Inc. ADR	201,500	2,164,110
LexinFintech Holdings Ltd. ADR (b)	486,300	5,154,780
PPDAI Group, Inc. ADR	412,694	1,601,253
		8,920,143
Insurance - 9.4%
AIA Group Ltd.	5,753,000	58,886,375
China Life Insurance Co. Ltd.	14,766,000	12,153,984
China Life Insurance Co. Ltd. (H Shares)	6,493,000	16,538,776
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	5,685,883
PICC Property & Casualty Co. Ltd. (H Shares)	5,067,000	6,016,384
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,302,000	15,345,129
		114,626,531

TOTAL FINANCIALS		222,116,905

HEALTH CARE - 4.2%
Biotechnology - 0.8%
Jinyu Bio-Technology Co. Ltd. (A Shares)	4,041,093	8,989,397
Zai Lab Ltd. ADR (b)	30,200	970,024
		9,959,421
Health Care Equipment & Supplies - 0.3%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	3,835,439
Pharmaceuticals - 3.1%
CStone Pharmaceuticals Co. Ltd. (b)(c)	3,931,000	5,921,280
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,440,000	9,244,713
Hutchison China Meditech Ltd. sponsored ADR (b)	168,600	3,525,426
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	4,570,537	10,363,081
Yunnan Baiyao Group Co. Ltd. (A Shares)	789,171	8,673,495
		37,727,995

TOTAL HEALTH CARE		51,522,855

INDUSTRIALS - 4.5%
Construction & Engineering - 0.8%
Sinopec Engineering Group Co. Ltd. (H Shares)	11,310,500	8,860,741
Machinery - 2.6%
Airtac International Group	559,000	5,701,102
Cimc Enric Holdings Ltd.	5,798,000	4,175,134
HIWIN Technologies Corp.	1,245,000	11,028,041
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,626,309	5,849,952
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,238,742	5,067,911
		31,822,140
Marine - 0.5%
Pacific Basin Shipping Ltd.	28,971,000	5,947,628
Professional Services - 0.6%
51job, Inc. sponsored ADR (b)	95,200	7,382,760

TOTAL INDUSTRIALS		54,013,269

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.5%
Shenzhen Sunway Communication Co. Ltd. (A Shares)	1,849,097	7,499,857
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,287,500	11,214,125
		18,713,982
Electronic Equipment & Components - 1.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,422,252	7,588,202
Sunny Optical Technology Group Co. Ltd.	607,100	7,020,132
		14,608,334
Internet Software & Services - 0.3%
Wise Talent Information Technology Co. Ltd. (b)	1,784,600	4,232,636
Semiconductors & Semiconductor Equipment - 8.4%
ams AG (b)	171,150	9,031,172
Micron Technology, Inc. (b)	182,500	8,192,425
NXP Semiconductors NV	98,500	10,183,915
Silergy Corp.	401,000	8,079,089
Taiwan Semiconductor Manufacturing Co. Ltd.	7,267,000	59,684,940
Win Semiconductors Corp.	849,000	7,166,648
		102,338,189
Software - 1.9%
Kingdee International Software Group Co. Ltd.	7,098,000	6,761,371
Kingsoft Corp. Ltd. (b)	3,276,000	7,058,394
Koolearn Technology Holding Ltd. (b)(c)	4,660,500	6,483,377
Qutoutiao, Inc. ADR (a)	558,390	2,255,896
		22,559,038
Technology Hardware, Storage & Peripherals - 0.4%
Ennoconn Corp.	645,031	4,495,705

TOTAL INFORMATION TECHNOLOGY		166,947,884

MATERIALS - 4.0%
Chemicals - 1.5%
LG Chemical Ltd.	64,988	18,304,135
Construction Materials - 1.0%
BBMG Corp. (H Shares)	9,772,000	2,843,193
West China Cement Ltd.	57,872,000	9,751,631
		12,594,824
Metals & Mining - 1.5%
Impro Precision Industries Ltd. (c)	11,180,000	6,037,341
Zijin Mining Group Co. Ltd. (H Shares)	29,330,000	11,738,208
		17,775,549

TOTAL MATERIALS		48,674,508

REAL ESTATE - 5.3%
Real Estate Management & Development - 5.3%
Cheung Kong Property Holdings Ltd.	982,500	7,387,551
China Jinmao Holdings Group Ltd.	12,476,000	8,038,359
China Overseas Land and Investment Ltd.	2,706,000	9,224,914
Hongkong Land Holdings Ltd.	1,955,000	11,922,567
Longfor Properties Co. Ltd. (c)	3,386,000	12,522,073
Sino Land Ltd.	9,227,630	14,943,016
		64,038,480
UTILITIES - 0.8%
Gas Utilities - 0.8%
China Gas Holdings Ltd.	2,361,600	9,785,259
TOTAL COMMON STOCKS
(Cost $948,957,220)		1,173,331,353

Money Market Funds - 4.7%
Fidelity Cash Central Fund 2.43% (d)	34,875,266	34,882,241
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	22,387,201	22,389,440
TOTAL MONEY MARKET FUNDS
(Cost $57,271,681)		57,271,681
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,006,228,901)		1,230,603,034
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,527,369)
NET ASSETS - 100%		$1,215,075,665

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,285,701 or 4.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$360,892
Fidelity Securities Lending Cash Central Fund	616,094
Total	$976,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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